UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 69.1%
DIVERSIFIED 6.4%
American Assets Trust(a)	186,315	$5,963,943
Colony Financial(a)	345,386	7,667,569
Duke Realty Corp.(a)	641,600	10,894,368
Forest City Enterprises, Class A(b)	264,596	4,701,871
Vornado Realty Trust(a),(c)	298,342	24,953,325
WP Carey	91,044	6,136,366
		60,317,442
HEALTH CARE 8.4%
Aviv REIT(b)	42,600	1,024,956
Emeritus Corp.(b)	163,184	4,534,883
HCP(a),(c)	522,609	26,057,285
Healthcare Trust of America, Class A	282,284	3,316,837
Omega Healthcare Investors	154,681	4,696,115
Ventas(a),(c)	536,409	39,265,139
		78,895,215
HOTEL 5.8%
Chesapeake Lodging Trust	164,900	3,782,806
Hersha Hospitality Trust(a),(c)	1,059,536	6,187,690
Host Hotels & Resorts(a),(c)	414,655	7,252,316
Hyatt Hotels Corp., Class A(a),(b),(c)	125,999	5,446,937
Pebblebrook Hotel Trust	259,300	6,687,347
RLJ Lodging Trust	270,984	6,167,596
Starwood Hotels & Resorts Worldwide(a)	82,956	5,286,786
Strategic Hotels & Resorts Worldwide(a),(b)	1,105,986	9,234,983
Sunstone Hotel Investors(b)	344,700	4,243,257
		54,289,718
INDUSTRIALS 5.2%
DCT Industrial Trust(a)	766,400	5,671,360
First Industrial Realty Trust	174,616	2,991,172
Prologis(a),(c)	925,417	36,998,172
STAG Industrial	146,622	3,118,650
		48,779,354
OFFICE 9.0%
Boston Properties(a)	127,035	12,838,157
Brandywine Realty Trust(a)	318,800	4,734,180
Corporate Office Properties Trust(a)	275,899	7,360,985
Douglas Emmett	382,532	9,536,523

	Number of Shares	Value
Highwoods Properties(a)	242,500	$9,595,725
Hudson Pacific Properties(a),(c)	326,667	7,105,007
Kilroy Realty Corp.(a)	65,808	3,448,339
Mack-Cali Realty Corp.	231,600	6,626,076
Parkway Properties	255,112	4,732,328
SL Green Realty Corp.(a),(c)	215,014	18,514,856
		84,492,176
OFFICE/INDUSTRIAL 0.6%
PS Business Parks(a)	66,031	5,211,166

RESIDENTIAL 10.3%
APARTMENT 9.4%
Apartment Investment & Management Co.(a),(c)	558,335	17,118,551
AvalonBay Communities(a),(c)	65,019	8,235,957
Colonial Properties Trust(a)	273,700	6,188,357
Education Realty Trust(a)	524,280	5,520,668
Equity Residential(a),(c)	569,577	31,360,910
Essex Property Trust(a)	58,500	8,808,930
Mid-America Apartment Communities(a)	37,104	2,562,402
UDR(a),(c)	329,259	7,964,775
		87,760,550
MANUFACTURED HOME 0.9%
Sun Communities	81,813	4,035,835
TRI Pointe Homes(b)	217,656	4,385,769
		8,421,604
TOTAL RESIDENTIAL		96,182,154

SELF STORAGE 4.5%
CubeSmart(a)	327,876	5,180,441
Extra Space Storage	206,500	8,109,255
Public Storage(a),(c)	135,811	20,686,731
Sovran Self Storage(a)	130,024	8,385,248
		42,361,675
SHOPPING CENTERS 17.0%
COMMUNITY CENTER 6.2%
Acadia Realty Trust(a)	116,069	3,223,236
Cedar Realty Trust	419,262	2,561,691
DDR Corp.(a),(c)	606,974	10,573,487
Kimco Realty Corp.(a),(c)	659,066	14,763,078
Ramco-Gershenson Properties Trust(a),(c)	293,942	4,938,226

	Number of Shares	Value
Regency Centers Corp.(a),(c)	270,442	$14,309,086
Tanger Factory Outlet Centers(a)	221,444	8,011,844
		58,380,648
FREE STANDING 0.8%
National Retail Properties	194,100	7,020,597

REGIONAL MALL 10.0%
General Growth Properties(a),(c)	656,688	13,054,957
Glimcher Realty Trust	831,850	9,649,460
Simon Property Group(a),(c)	445,346	70,614,062
		93,318,479
TOTAL SHOPPING CENTERS		158,719,724

SPECIALTY 1.9%
Digital Realty Trust(a),(c)	235,572	15,762,122
DuPont Fabros Technology	69,869	1,695,721
		17,457,843
TOTAL COMMON STOCK (Identified cost—$455,645,863)		646,706,467

PREFERRED SECURITIES—$25 PAR VALUE 22.0%
BANKS 6.9%
Ally Financial, 7.25%, due 2/7/33(d)	151,874	3,871,268
Ally Financial, 7.375%, due 12/16/44(a)	199,651	5,035,198
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	3,781	4,605,863
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(e)	33,000	3,523,783
Countrywide Capital IV, 6.75%, due 4/1/33(a)	263,713	6,679,850
Countrywide Capital V, 7.00%, due 11/1/36(a)	336,612	8,600,437
First Niagara Financial Group, 8.625%, Series B	100,000	2,938,000
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)	5,718	7,359,066
PNC Financial Services Group, 6.125%, Series P	80,000	2,213,600
US Bancorp, 6.50%, Series F(a)	72,088	2,152,548
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)(a)	8,000	10,310,000
Zions Bancorp, 7.90%, Series F(a)	180,808	5,133,139
Zions Bancorp, 6.30%, Series G	80,000	2,140,000
		64,562,752

	Number of Shares	Value
BANKS—FOREIGN 1.8%
Deutsche Bank Contingent Capital Trust III, 7.60%(a),(c)	114,062	$3,153,815
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	266,579	6,829,754
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)(a)	306,722	7,097,547
		17,081,116
ELECTRIC—INTEGRATED 0.7%
DTE Energy Co., 6.50%, due 12/1/61(a)	84,581	2,330,207
Duke Energy Corp., 5.125%, due 1/15/73	52,900	1,343,131
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	107,500	2,821,875
		6,495,213
FINANCE—INVESTMENT BANKER/BROKER 0.2%
Raymond James Financial, 6.90%, due 3/15/42	82,030	2,281,254

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.2%
Stanley Black & Decker, 5.75%, due 7/25/52(a)	80,000	2,112,000

INSURANCE 4.8%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.875% (Netherlands)(a)	158,294	4,000,089

MULTI-LINE 1.0%
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,975,680
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	7,224,000
		9,199,680
MULTI-LINE—FOREIGN 1.6%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,796,558
ING Groep N.V., 7.375% (Netherlands)(a)	264,873	6,727,774
ING Groep N.V., 8.50% (Netherlands)(a)	159,419	4,152,865
		14,677,197
REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	140,000	3,812,200

REINSURANCE—FOREIGN 1.4%
Arch Capital Group Ltd., 6.75% (Bermuda)	117,159	3,262,878
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,907,580
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	125,117	3,385,666

	Number of Shares	Value
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	94,092	$2,546,130
Montpelier Re Holdings Ltd., 8.875% (Bermuda)(a)	40,035	1,130,989
		13,233,243
TOTAL INSURANCE		44,922,409

INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Qwest Corp., 7.00%, due 4/1/52	78,395	2,102,554
Qwest Corp., 7.375%, due 6/1/51(a)	146,586	3,893,324
Telephone & Data Systems, 6.875%, due 11/15/59(a)	98,489	2,569,578
United States Cellular Corp., 6.95%, due 5/15/60(a)	76,126	2,020,384
		10,585,840
PIPELINES 0.3%
NuStar Logistics LP, 7.625%, due 1/15/43	89,700	2,404,857

REAL ESTATE 5.6%
DIVERSIFIED 1.1%
Coresite Realty Corp., 7.25%, due 12/12/17, Series A	79,200	2,075,040
EPR Properties, 6.625%, due 12/31/49, Series F	119,700	3,076,290
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	4,750,099
		9,901,429
HOTEL 0.9%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,444,606
Hospitality Properties Trust, 7.125%, Series D	95,000	2,554,550
Pebblebrook Hotel Trust, 7.875%, Series A(a)	100,000	2,681,500
Strategic Hotels & Resorts, 8.25%, Series B	3,332	82,334
		8,762,990
INDUSTRIALS 0.3%
Monmouth Real Estate Investment Corp., 7.875%, Series B(f)	120,000	3,175,200

MORTGAGE 0.3%
Gramercy Capital Corp., 8.125%, Series A	68,827	2,284,368

OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L	100,000	2,631,000

RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	60,843	1,574,617

SHOPPING CENTERS 2.5%
COMMUNITY CENTER 1.7%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,507,850
DDR Corp., 6.50%, Series J	60,000	1,517,400

	Number of Shares	Value
Inland Real Estate Corp., 8.125%, Series A	135,000	$3,620,700
Saul Centers, 6.875%, Series C	79,140	2,071,094
Weingarten Realty Investors, 6.50%, Series F(a),(c)	127,540	3,226,762
		15,943,806
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.375%, Series D(a)	304,982	7,722,144
TOTAL SHOPPING CENTERS		23,665,950
TOTAL REAL ESTATE		51,995,554

TRANSPORT—MARINE 0.4%
Seaspan Corp., 9.50%, due 1/29/49, Series C (Hong Kong)(a)	134,013	3,722,881
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$180,958,095)		206,163,876

PREFERRED SECURITIES—CAPITAL SECURITIES 42.9%
BANKS 10.2%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(e),(f)	16,000,000	15,999,440
Citigroup, 5.95%	5,000,000	5,193,750
Citigroup Capital III, 7.625%, due 12/1/36(a)	8,950,000	10,650,500
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a),(e)	125,000	6,425,788
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(e)	4,040,000	4,277,350
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I(a)	4,000	5,087,500
Goldman Sachs Capital I, 6.345%, due 2/15/34	3,000,000	3,134,784
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)	6,500,000	5,484,375
JP Morgan Chase & Co., 7.90%, Series I(a),(c)	15,000,000	17,250,735
PNC Financial Services Group, 6.75%, due 7/29/49(a),(c)	5,000,000	5,744,800
Regions Financial Corp., 7.375%, due 12/10/37(a)	3,797,000	4,271,625
Wells Fargo & Co., 7.98%, Series K(a),(c)	10,300,000	11,902,937
		95,423,584
BANKS—FOREIGN 11.5%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	6,159,000	7,206,030
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a),(e)	7,000,000	8,505,000
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	1,200,000	1,585,137
Barclays Bank PLC, 6.278%, due 12/31/49 (United Kingdom)(a)	4,300,000	4,167,633
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a),(c)	6,625,000	6,550,469

	Number of Shares	Value
Barclays Bank PLC, 6.86%, due 12/31/49, 144A (United Kingdom)(e)	2,800,000	$2,975,000
BNP Paribas, 7.195%, 144A (France)(a),(c),(e)	4,300,000	4,450,500
BPCE SA, 9.00%, (France) (EUR)	2,350,000	3,172,004
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)(a)	4,000,000	4,295,000
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	2,950,000	3,163,875
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,950,000	5,668,755
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(c),(e)	12,592,000	17,786,200
LBG Capital No.1 PLC, 8.00%, 144A (United Kingdom)(a),(e)	6,800,000	7,303,057
Rabobank Nederland, 8.40% (Netherlands)	6,000,000	6,500,436
Rabobank Nederland, 11.00%, due 6/29/49, 144A (Netherlands)(a),(e)	4,800,000	6,459,979
RBS Capital Trust B, 6.80% (United Kingdom)	3,750,000	3,521,250
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN) (Cayman Islands)(a),(e)	2,500,000	3,269,875
Standard Chartered PLC, 7.014%, due 7/29/49, 144A (United Kingdom)(a),(e)	3,050,000	3,264,272
UBS AG, 7.625%, due 8/17/22 (Switzerland)	7,000,000	7,835,569
		107,680,041
ELECTRIC—INTEGRATED 0.3%
Electricite de France SA, 5.25%, 144A (FRN) (France)(e)	3,000,000	2,985,981

FINANCE 2.6%
DIVERSIFIED FINANCIAL SERVICES 2.4%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)	3,650,000	3,771,472
General Electric Capital Corp., 7.125%, Series A(a)	9,800,000	11,417,794
General Electric Capital Corp., 6.25%, due 12/15/49, Series B(a)	7,000,000	7,696,878
		22,886,144
INVESTMENT BANKER/BROKER 0.2%
Charles Schwab Corp., 7.00%, due 12/31/49	1,500,000	1,748,037
TOTAL FINANCE		24,634,181

FOOD 0.8%
Dairy Farmers of America, 7.875%, 144A(e),(f)	68,100	7,448,437

	Number of Shares	Value
INSURANCE 11.1%
LIFE/HEALTH INSURANCE 3.5%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a),(e)	5,000,000	$6,350,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(e)	5,250,000	7,153,125
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(e)	2,700,000	2,882,250
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(e)	11,815,000	16,541,000
		32,926,375
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Prudential PLC, 7.75%, due 6/23/16 (United Kingdom)(a)	3,750,000	4,052,344

MULTI-LINE 2.4%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	13,170,000	17,795,962
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,672,500
		22,468,462
MULTI-LINE—FOREIGN 1.4%
Aviva PLC, 8.25% (United Kingdom)	2,500,000	2,699,375
AXA SA, 8.60%, due 12/15/30 (France)(a)	2,400,000	3,085,231
AXA SA, 6.379%, due 12/31/49, 144A (France)(e)	2,000,000	1,995,000
AXA SA, 6.463%, 144A (France)(a),(e)	2,050,000	2,044,875
Cloverie PLC, 8.25%, due 12/31/49 (Ireland)	2,550,000	2,940,795
		12,765,276
PROPERTY CASUALTY 0.8%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(e)	6,500,000	7,605,000

PROPERTY CASUALTY—FOREIGN 0.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(e)	3,750,000	4,207,103

REINSURANCE—FOREIGN 2.1%
Aquarius + Investments PLC, 8.25% (Switzerland)	3,500,000	3,791,480
Catlin Insurance Co., 7.249%, due 12/31/49, 144A (Bermuda)(a),(e)	6,800,000	7,038,000
QBE Capital Funding III Ltd., 7.25%, 144A (Australia)(a),(e)	3,800,000	3,996,137

	Number of Shares	Value
Swiss Reinsurance Co., Ltd., 7.635%, due 12/31/49, Series I (AUD) (Australia)	4,600,000	$4,865,777
		19,691,394
TOTAL INSURANCE		103,715,954

INTEGRATED TELECOMMUNICATIONS SERVICES 2.0%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(e)	14,954	18,729,885

OIL & GAS EXPLORATION & PRODUCTION 0.3%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	2,500,000	3,348,835

PIPELINES 2.3%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	8,500,000	9,784,358
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,496,576
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	7,710,000	8,873,038
		21,153,972
UTILITIES 1.8%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	6,700,000	7,578,223

MULTI-UTILITIES 1.0%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(c)	5,184,000	5,758,418
PPL Capital Funding, 6.70%, due 3/30/67, Series A	3,000,000	3,190,287
		8,948,705
TOTAL UTILITIES		16,526,928
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$347,954,790)		401,647,798

	Principal Amount
CORPORATE BONDS 1.5%
INSURANCE—PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(e)	$5,250,000	5,798,950

INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
CenturyLink, 7.65%, due 3/15/42	3,000,000	2,906,982

		Principal Amount	Value
Citizens Communications Co., 9.00%, due 8/15/31(a)		$3,000,000	$3,112,500
			6,019,482
REAL ESTATE—SHOPPING CENTERS 0.2%
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A (Cayman Islands)(e),(f)		1,965,000	1,989,608
TOTAL CORPORATE BONDS (Identified cost—$12,742,548)			13,808,040

		Number of Shares
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		6,000,534	6,000,534
Federated Government Obligations Fund, 0.01%(g)		6,000,683	6,000,683
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,001,217)			12,001,217

TOTAL INVESTMENTS (Identified cost—$1,009,302,513)	136.8%		1,280,327,398

LIABILITIES IN EXCESS OF OTHER ASSETS	(36.8)		(344,455,483)

NET ASSETS (Equivalent to $19.47 per share based on 48,075,534 shares of common stock outstanding)	100.0%		$935,871,915

Note: Percentages indicated are based on the net assets of the Fund.
*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $705,717,645 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $320,542,475 in aggregate has been rehypothecated.
(d)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,911,750 in aggregate has been segregated as collateral.

(e)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 19.3% of the net assets of the Fund, of which 2.7% are illiquid.
(f)	Illiquid security. Aggregate holdings equal 3.1% of the net assets of the Fund.
(g)	Rate quoted represents the seven-day yield of the fund.

Forward foreign currency exchange contracts outstanding at March 28, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	AUD	4,712,424	USD	4,814,000	4/3/13	$(92,342)
Brown Brothers, Harriman	AUD	4,666,976	USD	4,856,143	5/2/13	7,631
Brown Brothers, Harriman	EUR	6,336,137	USD	8,136,107	5/3/13	12,540
Brown Brothers, Harriman	EUR	9,011,239	USD	11,784,448	4/3/13	233,384
Brown Brothers, Harriman	USD	906,553	EUR	699,868	4/3/13	(9,427)
Brown Brothers, Harriman	USD	1,033,409	EUR	793,843	4/3/13	(15,821)
Brown Brothers, Harriman	USD	1,545,140	EUR	1,188,176	4/3/13	(22,075)
Brown Brothers, Harriman	USD	4,913,593	AUD	4,712,424	4/3/13	(7,250)
Brown Brothers, Harriman	USD	8,126,255	EUR	6,329,352	4/3/13	(12,970)
						$93,670

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Common Stock	$646,706,467	$646,706,467	$—	$—
Preferred Securities - $25 Par Value - Banks	64,562,752	61,038,969	3,523,783	—
Preferred Securities - $25 Par Value - Insurance - Multi-Line	9,199,680	7,224,000	—	1,975,680	(b)
Preferred Securities - $25 Par Value - Other Industries	132,401,444	132,401,444	—	—
Preferred Securities - Capital Securities - Banks	95,423,584	—	74,336,644	21,086,940	(c),(d)
Preferred Securities - Capital Securities - Food	7,448,437	—	—	7,448,437	(c)
Preferred Securities - Capital Securities - Other Industries	298,775,777	—	298,775,777	—
Corporate Bonds - Real Estate - Shopping Centers	1,989,608	—	—	1,989,608	(c)
Corporate Bonds - Other Industries	11,818,432	—	11,818,432	—
Money Market Funds	12,001,217	—	12,001,217	—
Total Investments(e)	$1,280,327,398	$847,370,880	$400,455,853	$32,500,665
Forward foreign currency exchange contracts	253,555	—	253,555	—
Total Appreciation in Other Financial Instruments(e)	$253,555	$—	$253,555	$—
Forward foreign currency exchange contracts	(159,885)	—	(159,885)	—
Total Depreciation in Other Financial Instruments(e)	$(159,885)	$—	$(159,885)	$—

(a)

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)	Valued utilizing an independent broker quote.
(c)	Deemed illiquid and valued by a pricing service which utilized independent broker quotes.
(d)	Valued by a pricing service which utilized independent broker quotes.
(e)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Insurance - Multi- Line	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Food	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2012	$30,131,705	$—	$20,992,470	$7,210,088	$1,929,147
Purchases	1,960,000	1,960,000	—	—	—
Change in unrealized appreciation	408,960	15,680	94,470	238,349	60,461
Balance as of March 28, 2013	$32,500,665	$1,975,680	$21,086,940	$7,448,437	$1,989,608

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $408,960.

Note 3. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 28, 2013:

Forward foreign currency exchange contracts	$93,670

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 28, 2013:

Forward foreign currency exchange contracts
Average Notional Balance	$16,446,820
Ending Notional Balance	12,992,249

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,009,302,513
Gross unrealized appreciation	$271,518,319
Gross unrealized depreciation	(493,434)
Net unrealized appreciation	$271,024,885

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 28, 2013